FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale	$ 113,168
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset position	16,455
Cross currency swap liability position		$ (67)
Marketable securities held for sale	113,168
Foreign exchange forward and cylinders - liability position	(169)	(976)
Foreign exchange forward and cylinders - asset position	24
Total assets and liabilities	129,478	(1,043)
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset position
Cross currency swap liability position
Marketable securities held for sale	113,168
Foreign exchange forward and cylinders - liability position
Foreign exchange forward and cylinders - asset position
Total assets and liabilities	113,168
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset position	16,455
Cross currency swap liability position		(67)
Marketable securities held for sale
Foreign exchange forward and cylinders - liability position	(169)	(976)
Foreign exchange forward and cylinders - asset position	24
Total assets and liabilities	16,310	(1,043)
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset position
Cross currency swap liability position
Marketable securities held for sale
Foreign exchange forward and cylinders - liability position
Foreign exchange forward and cylinders - asset position
Total assets and liabilities